CONVERTIBLE DEBT AND EQUITY FINANCINGS	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
CONVERTIBLE DEBT AND EQUITY FINANCINGS
3.	CONVERTIBLE DEBT AND EQUITY FINANCINGS

Between September 22, 2014, and July 20, 2015, the Company entered into a Note Purchase Agreement (the "Original Note Purchase Agreement") in connection with a bridge financing, with nine accredited investors, including lead investor RSJ Private Equity investiční fond s proměnným základním kapitálem ("RSJ PE"). Pursuant to the Original Note Purchase Agreement, the Company issued fifteen secured convertible promissory notes (each, a "September 2014 Note") in the aggregate principal amount of $2.29 million. Of this amount, RSJ PE purchased a September 2014 Note for $750,000. Michal Votruba, a Director for Life Sciences for the RSJ/Gradus Fund, subsequently joined our Board on July 30, 2015. The September 2014 Notes were also purchased by four additional affiliates of the Company (refer to the Note Issuance and Conversion Table below).

The Original Note Purchase Agreement provided for the issuance and sale of September 2014 Notes in the aggregate principal amount of up to $2.5 million, in one or more closings to occur over a six-month period beginning September 22, 2014. The Original Note Purchase Agreement also provided that the Company and the holders of the September 2014 Notes enter into a registration rights agreement covering the registration of the resale of the shares of the Common Stock underlying the September 2014 Notes.

On April 14, 2015, the Company entered into Amendment No. 1 to the Original Note Purchase Agreement with the majority of the noteholders in principal, dated as of April 14, 2015 ("Amendment No. 1"), pursuant to which: (i) the aggregate principal amount of notes provided for issuance was increased by $0.5 million to a total of $3.0 million, and (ii) the period to raise the $3.0 million was extended to September 30, 2015. The Company subsequently amended and restated the Original Note Purchase Agreement solely to update for the changes made pursuant to Amendment No. 1 (such amended and restated agreement, together with the Original Note Purchase Agreement, the "Note Purchase Agreement").

On September 14, 2015, the Company entered into an Omnibus Amendment (the "Omnibus Amendment") to the Note Purchase Agreement and the notes purchased and sold pursuant thereto, with the majority of the noteholders to fix the conversion price of all notes at $10.00 per share (as adjusted for stock splits, stock dividends, combinations or the like affecting the Common Stock) (the "Fixed Conversion Price") (i) automatically, in the event of a qualified financing of not less than $5 million, or (ii) voluntarily, within 15 days prior to the maturity date of the note. The Omnibus Amendment also amended the form of note attached to the Note Purchase Agreement to reflect the Fixed Conversion Price.

Subsequently thereto, on September 14, 15 and 24, 2015, the Company entered into a Note Purchase Agreement, as amended by the Omnibus Amendment, with each of six accredited investors, in connection with a bridge financing. Pursuant to these Note Purchase Agreements, the Company issued an aggregate principal amount of $710,000 of secured convertible promissory notes (collectively, the "September 2015 Notes," and together with the September 2014 Notes and all other notes purchased and sold pursuant to the Note Purchase Agreement, the "Notes"), which amount also represents the gross proceeds to the Company from the September 2015 Notes. Four of the six September 2015 Notes were purchased by affiliates of the Company, or an entity under such affiliate’s control (refer to the Note Issuance and Conversion Table below).

Through December 23, 2015, and prior to further amendments to the Notes, all of the Notes were scheduled to mature on March 21, 2016, (subject to earlier conversion or prepayment), and earned interest at a rate of 5% per annum with interest payable at maturity. The Notes could not be prepaid without the prior written consent of the holder of such Notes. The Notes were secured by a security interest in the Company’s intellectual property, as detailed in a security agreement. Upon a change of control of the Company, the holder of a Note had the option to have the Note repaid with a premium equal to 50% of the outstanding principal.

On December 23, 2015, the Company entered into a Second Amended and Restated Note and Warrant Purchase Agreement (which further amended and restated the Note Purchase Agreement, as modified by the Omnibus Amendment) (the "Second Amended Note & Warrant Agreement") with each of 16 accredited investors, pursuant to which (i) the aggregate principal amount of Notes available for issuance was increased from $3.0 million to up to $6.0 million, (ii) the maturity date of the Notes outstanding prior to such amendment was extended from March 21, 2016 to December 31, 2017; (iii) the time during which Notes may be issued was extended and (iv) certain warrants were issued to holders of both previously issued and Notes issued under the Second Amended Note & Warrant Agreement.

Pursuant to the Second Amended Note & Warrant Agreement, on December 23 and December 28, 2015, the Company issued to the two purchasers thereof, who are both affiliates (refer to the Note Issuance and Conversion Table below) of the Company, (i) an aggregate principal amount of $1,000,000 of secured convertible promissory notes (each, a "December 2015 Note"), which amount also represents the gross proceeds to the Company from the December 2015 Notes, and (ii) a warrant to each holder of December 2015 Notes to purchase the Company's Common Stock, in an amount equal to 100% of the shares underlying their December 2015 Note (each, a "Note Warrant"). Each Note Warrant was exercisable, in whole or in part, during the period beginning on the date of its issuance, and ending on the earlier of (i) December 31, 2020 and (ii) the date that was forty-five (45) days following the date on which the daily closing price of shares of the Company's Common Stock quoted on the OTCQB Venture Marketplace (or other bulletin board or exchange on which the Company's Common Stock is traded or listed) exceeded $50.00 for at least ten (10) consecutive trading days. The Note Warrants were subsequently cancelled. For additional details on cancellation of the Note Warrants, see "—Note Conversion and Warrant Cancellation" below.

Between February 23, 2016 and June 30, 2016, the Company issued to seven accredited investor purchasers thereof (i) an aggregate principal amount of $1,100,000 in eight separate Notes and (ii) a warrant to each holder of such Notes to purchase the Company's Common Stock, in an amount equal to 100% of the shares underlying their respective Note (each, also a "Note Warrant"). A total of 110,000 shares of Common Stock in the aggregate were underlying these Note Warrants. Five of the purchasers were affiliates of the Company (refer to the Note Issuance and Conversion Table below). The Note Warrants were subsequently cancelled. For additional details on cancellation of the Note Warrants, see "—Note Conversion and Warrant Cancellation" below.

Also on December 23, 2015, in consideration for the agreement to extend the maturity date of the Notes, the Company issued to holders of all Notes outstanding prior to the date of the Second Amended Note & Warrant Agreement, warrants to purchase an aggregate of 300,000 shares of Common Stock (the "Extension Warrants", together with the Note Warrants, the "Warrants"). All Warrants had identical terms. Each such holder was issued an Extension Warrant to purchase Common Stock in an amount equal to 100% of the shares underlying each such holder's previously outstanding Notes. Extension Warrants were issued to affiliates (refer to the Note Issuance and Conversion Table below). All Note Warrants and Extension Warrants were subsequently cancelled upon conversion of the Notes. or additional details on cancellation of the Warrants, see "—Note Conversion and Warrant Cancellation" below.

On August 15, 2016, the Company entered into an Amendment No. 1 to the Second Amended Note and Warrant Agreement with the investors party thereto to extend the time during which the Notes and the Warrants could be issued under the Second Amended Note and Warrant Agreement from August 11, 2016 to September 1, 2016.

On September 19, 2016, the Company entered into a Second Omnibus Amendment (the "Second Omnibus Amendment"), with a majority of over 80% of the noteholders, thereby amending: (i) the Notes, (ii) the Second Amended Note and Warrant Agreement, as amended and (iii) the Warrants. Pursuant to the Second Omnibus Amendment, the Company had the option, exercisable at any time after September 1, 2016, to mandatorily convert all Notes into shares of the Company's common stock at $5.00 per share (the "Mandatory Conversion").

Note Conversion and Warrant Cancellation

On September 19, 2016, pursuant to the Second Omnibus Amendment, the Company exercised the Mandatory Conversion and, on September 21, 2016, (i) converted the entire outstanding principal balance of $6,000,000, plus accrued interest of $317,000 on all of the Notes into 1,263,406 shares of the Company's common stock at a conversion price of $5.00 per share and (ii) cancelled all Warrants (refer to the Note Issuance and Conversion Table below).

The below table sets forth details regarding the shares issued to certain related parties upon the Company's exercise of the Mandatory Conversion:

Note Issuance and Conversion Table:

Note Holder		Principal Amount	2015 Discount	Carrying Value September 30, 2015	Accrued Interest at Conversion	Shares issued on Conversion
Original Note Purchase Agreement
Note Date Range Sept 22, 2014 to July 20, 2015
RSJ Private Equity	(1)	$750,000	$21,300	$728,700	$76,200	165,246
John Pappajohn	(2)	200,000	8,100	191,900	20,400	44,089
John Pappajohn	(5)	200,000	3,000	197,000	14,200	42,820
Tierney Family Trust	(3)	540,000	16,000	524,000	46,000	117,199
Follman Family Trust	(4)	100,000	3,000	97,000	7,700	21,538
Oman Ventures	(6)	200,000	8,100	191,900	20,400	44,089
4 Accredited Investors		300,000	9,100	290,900	30,600	66,112
Subtotal for First Round		$2,290,000	$68,600	$2,221,400
Omnibus Amendment Sept 14, 2015
Note Date Range Sept 14, 2015 to September 24, 2015
RSJ Private Equity	(1)	$350,000	$85,400	$264,600	17,300	73,462
Robin Smith	(2)	60,000	7,100	52,900	3,100	12,611
John Pappajohn	(2)	100,000	24,400	75,600	5,100	21,015
Follman Family Trust	(4)	150,000	36,500	113,500	7,600	31,522
2 Accredited Investors		50,000	12,200	37,800	2,500	10,508
Subtotal for Second Round		$710,000	$165,600	$544,400
Balances at September 30, 2015		$3,000,000	$234,200	$2,765,800
Second Amended Note December 23 & 28, 2015
RSJ Private Equity	(1)	$750,000			27,300	155,465
John Pappajohn	(2)	250,000			9,300	51,856
Subtotal for Third Round		$1,000,000
Note Date Range Feb 23, 2016 to August 16, 2016
RSJ Private Equity	(1)	$250,000			1,400	50,281
Robin Smith	(2)	40,000			800	8,165
John Pappajohn	(2)	850,000			14,000	172,802
Tierney Family Trust	(3)	100,000			600	20,129
Follman Family Trust	(4)	300,000			5,100	61,014
Carpenter, George & Jill	(7)	100,000			1,300	20,254
Harris, Geoffrey	(2)	10,000			300	2,058
2 Accredited Investors		300,000			5,600	61,124
Brandt Ventures	(8)	50,000			200	10,047
Subtotal for Final Round		$2,000,000
Balances Converted September 19, 2016		$6,000,000			$317,000	1,263,406

(1)	RSJ PE is a greater than 5% shareholder. Michal Votruba, a Director for Life Sciences for the RSJ/Gradus Fund, subsequently joined our Board on July 30, 2015.
(2)	Member of the Board.
(3)	Thomas Tierney is a trustee of the Tierney Family Trust. Mr. Tierney originally joined the Board in February 25, 2013 and served as Chairman of the Board from March 26, 2013 till May 22, 2015 when he resigned from the Board. On September 29, 2016 Mr. Tierney rejoined the Board. The Tierney Family Trust is a greater than 5% shareholder of the Company.
(4)	Robert Follman is a trustee of the Follman Family Trust and is a member of the Board.
(5)	John Pappajohn is a member of the Board. He purchased $200,000 of Notes, which on September 6, 2015, were assigned to four accredited investors. Approximately $10,400 of interest was attributable to such transferred Notes, resulting in an aggregate of 42,084 shares being issued upon the Mandatory Conversion of such transferred Notes.
(6)	Mark & Jill Oman are the beneficial owners of Oman Ventures and were greater than 5% shareholders of the Company.
(7)	George Carpenter is the CEO of the Company.
(8)	Brandt Ventures was issued this note as part of the Company’s settlement of its litigation with Leonard Brandt and Brandt Ventures (refer to Note 9. Commitments and Contingent Liabilities).